Convertible Promissory Notes (Details Narrative) - USD ($)							1 Months Ended					4 Months Ended	6 Months Ended		12 Months Ended
	Jul. 27, 2017	Jun. 20, 2017	Jun. 16, 2017	Apr. 11, 2017	Feb. 02, 2017	Dec. 19, 2016	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	May 31, 2014	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Dec. 14, 2016	Nov. 02, 2015	Aug. 28, 2015	Feb. 25, 2015
Debt Instrument [Line Items]
Principal amount															$ 0	$ 62,160
Original issue discount amount													$ 14,000	$ 7,800	10,800	22,000		$ 5,000
Debt conversion on convertible shares													34,222,222
Principal and interest totaling amount													$ 81,506
Debt discounts amount													35,299	102,209	259,813	549,531
Amortization of debt discount													42,549	$ 174,077	276,437	$ 606,270
Amendment One [Member]
Debt Instrument [Line Items]
Interest rate					10.00%
Payment of debt					$ 77,000
Proceeds from debt					$ 70,000
Amendment Two [Member]
Debt Instrument [Line Items]
Debt instrument, description					Also on February 2, 2017, the Company and Tangiers entered into Amendment #2 to the December 2016 Note (“Amendment #2”). Amendment #2 provides that the conversion price under the Note is equal to 60% of the lowest trading price of the Company’s common stock during the 20 consecutive trading days prior to Tangier’s conversion election. The default percentages of 5% and 10% of the discount of conversion price point remained the same other than reflecting the amended discount price.
December 2016 Note [Member]
Debt Instrument [Line Items]
Principal amount															33,467
April 2017 Note [Member]
Debt Instrument [Line Items]
Principal amount				$ 50,000
Interest rate				12.00%
Principal and interest totaling amount													51,824
Proceeds from debt				$ 48,000
Debt instrument, fee amount				$ 2,000
Debt instrument, maturity date				Jan. 10, 2018
Percentage of debt discount lowest weighted average market price				45.00%
June 2017 Note [Member]
Debt Instrument [Line Items]
Principal amount		$ 53,000
Interest rate		8.00%
Principal and interest totaling amount													53,701
Proceeds from debt		$ 50,000
Debt instrument, fee amount		$ 3,000
Debt instrument, maturity date		Jun. 20, 2018
Percentage of debt discount lowest weighted average market price		65.00%
July 2017 Note [Member]
Debt Instrument [Line Items]
Principal amount	$ 50,000
Interest rate	12.00%
Principal and interest totaling amount													50,066
Proceeds from debt	$ 48,000
Debt instrument, fee amount	$ 2,000
Debt instrument, maturity date	Apr. 26, 2018
Percentage of debt discount lowest weighted average market price	45.00%
Tangiers Investment Group, Llc [Member]
Debt Instrument [Line Items]
Debt conversion on convertible shares			34,222,222
Tangiers Investment Group, Llc [Member] | December 2016 Note [Member]
Debt Instrument [Line Items]
Principal amount																	$ 110,000
Interest rate																	12.00%
Principal sum of amount plus accrued and unpaid interest																	$ 100,000
Original issue discount amount																	$ 10,000
Principal and interest totaling amount													$ 0
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate																12.00%
Principal sum of amount plus accrued and unpaid interest											$ 555,000
Original issue discount amount											55,000								$ 5,500	$ 5,500
Lender paid upon closing terms											$ 150,000
Principal and interest totaling amount							$ 41,961	$ 41,961	$ 93,240	$ 93,240		$ 186,480			$ 62,160	$ 206,679
Convertible Debt [Member] | December 2016 Note [Member]
Debt Instrument [Line Items]
Original issue discount amount						$ 3,000
Lender paid upon closing terms						$ 30,000
Debt maturity term						1 year
Volume weighted average price description						The maturity date is one year from the effective date of each payment, as well as any unpaid interest and other fees. The December 2016 Note may be convertible into shares of common stock of our company after 180 days of funding at a conversion price of 62.5% of the volume weighted average price of the Company’s common stock during the five trading days previous to the conversion. We may repay the December 2016 Note at any time before 150 days from the effective date of the December 2016 Note, or prepay at 130% of the principal from 151 to 180 days, after which we may not make any further payments on the December 2016 Note prior to the maturity date without written approval from the lender.